Unaudited Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 3,502,140		$ 2,715,719	$ 7,965,861
Accounts receivable	3,955		23,697
Inventory	868,721		618,262	463,422
Prepaid expenses	750,072		81,339
Other current assets				11,163
Total current assets	5,124,888		3,439,017	8,440,446
Property and equipment, net	1,982,001		3,376,427	119,616
Right of use asset	894,127		1,215,968
Deposits	512,659		512,659	96,647
Total assets	8,513,675		8,544,071	8,656,709
Current liabilities:
Note payable - related party	151,500
Current liabilities:
Accounts payable	944,487		162,034	336,314
Accrued liabilities	159,648		37,434
Note payable, current	1,000,000		1,000,000
Right of use liability, current portion	518,877		483,186
Lease liability, current portion	2,081,882		2,214,348
Total current liabilities	4,856,394		3,897,002	336,314
Note payable, net of current portion	476,850		1,214,600
Simple agreements for future equity			13,150,745
Restricted stock award liability	159,716		162,747
Right of use liability	314,829		708,143
Lease liability	337,087		1,862,980
Total liabilities	6,144,876		20,996,217	336,314
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock, value
Common stock, value	2,436		683	711
Additional paid-in capital	63,805,874		31,232,737
Subscription receivable	(168,516)		(165,719)
Accumulated deficit	(61,270,995)		(43,520,645)	(21,665,518)
Total stockholders' equity (deficit)	2,368,799	$ (22,351,291)	(12,452,146)	8,320,395
Total liabilities and stockholders’ equity (deficit)	8,513,675		8,544,071	8,656,709
Patricia Acquisition Corp.
Current assets:
Cash		9,236	457	271
Total current assets		9,236	457	271
Total assets		9,236	457	271
Current liabilities
Accounts payable and accrued expenses		10,600	10,000	7,500
Note payable - stockholder		151,500	114,000	64,960
Current liabilities:
Total current liabilities		162,100	124,000	72,460
Total liabilities		162,100	124,000	72,460
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock, value
Common stock, value		500	500	500
Accumulated deficit		(153,364)	(124,043)	(72,689)
Total stockholders' equity (deficit)		(152,864)	(123,543)	(72,189)
Total liabilities and stockholders’ equity (deficit)		$ 9,236	457	271
Series Seed Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, value			309
Series Seed-1 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, value			244
Series Seed-2 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, value			209
Series Seed-3 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, value			36
Previously Reported
Stockholders’ equity (deficit):
Additional paid-in capital			31,232,737	29,984,430
Total stockholders' equity (deficit)			(12,452,146)	8,320,395
Previously Reported | Series Seed Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, value			309	283
Previously Reported | Series Seed-1 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, value			244	244
Previously Reported | Series Seed-2 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, value			209	209
Previously Reported | Series Seed-3 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, value			$ 36	$ 36